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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Michael Larson
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-05147
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Reporting Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Larson           Kirkland, Washington   August 14, 2007
   -------------------------------    --------------------   ---------------
           [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05149                    Cascade Investment, L.L.C.
       ---------------          -------------------------------------
    28-10098                    Bill & Melinda Gates Foundation Trust
       ---------------          -------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  1
                                        --------------------

Form 13F Information Table Value Total:  $32,843
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                               AS OF JUNE 30, 2007

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                                                                 AMOUNT AND TYPE                               VOTING AUTHORITY
                                                                   OF SECURITY
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                                                            VALUE     SHARES/PRN SH/    INVESTMENT  OTHER
NAME OF ISSUER                 TITLE OF CLASS    CUSIP     (X1000)     AMOUNT    PRN    DISCRETION MANAGERS SOLE   SHARED    NONE
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
BERKSHIRE HATHAWAY INC DEL               CL A   084670108   $32,843          300  SH    OTHER                         300